PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Plan Asset Categories (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in financial position [line items]
Cash & cash equivalents	€ 5	€ 6
Equities	170	135
Bonds	207	181
Property	51	43
Other	12	15
Total fair value of plan assets	445	380
Quoted in an active market
Disclosure of changes in financial position [line items]
Cash & cash equivalents	5	6
Equities	119	95
Bonds	92	71
Property	14	10
Other	0	5
Total fair value of plan assets	230	187
Unquoted in an active market
Disclosure of changes in financial position [line items]
Cash & cash equivalents	0	0
Equities	51	40
Bonds	115	110
Property	37	33
Other	12	10
Total fair value of plan assets	€ 215	€ 193